Significant Components of Net Deferred Tax Asset (Liability) (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Deferred tax assets:
Policy reserves	$ 3,219,849	$ 2,847,620
Expense accruals	47,412	144,197
Other-than-temporarily impaired assets	20,961	13,352
Provision for postretirement benefits	34,072	31,190
Other	6,898	2,102
Total deferred tax assets	3,329,192	3,038,461
Deferred tax liabilities:
Deferred acquisition costs	(1,948,643)	(1,086,964)
Investment income	(230,228)	(159,754)
Depreciation and amortization	(55,351)	(51,311)
Deferred intercompany gain		(3,187)
Net unrealized gains on investments and foreign exchange	(551,999)	(2,196,751)
Total deferred tax liabilities	(2,786,221)	(3,497,967)
Net deferred tax asset	$ 542,971
Net deferred tax liability		$ (459,506)